INCOME TAXES - Net Deferred Income Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ (960.6)	$ (1,040.8)
Recognized in profit or loss	(170.3)	10.3
Recognized in other comprehensive income	(0.2)	0.5
Divestitures, Discontinued Operations	0.0	69.4
Closing balance	(1,131.0)	(960.6)
Recognized in profit or loss	(170.3)	10.3
Recognized in other comprehensive income	(0.2)	0.5
Divestitures, Discontinued Operations	0.0	69.4
Deferred tax liability (asset)	1,131.0	1,040.8
Deductible temporary differences
Changes in deferred tax liability (asset) [abstract]
Opening balance	11.8	16.3
Recognized in profit or loss	1.4	0.1
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	(4.6)
Closing balance	13.2	11.8
Recognized in profit or loss	1.4	0.1
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	(4.6)
Deferred tax liability (asset)	(11.8)	(11.8)
Amounts related to tax losses
Changes in deferred tax liability (asset) [abstract]
Opening balance	102.6	105.1
Recognized in profit or loss	11.8	(2.5)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	0.0
Closing balance	114.4	102.6
Recognized in profit or loss	11.8	(2.5)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	0.0
Deferred tax liability (asset)	(102.6)	(102.6)
Financing costs
Changes in deferred tax liability (asset) [abstract]
Opening balance	71.7	87.4
Recognized in profit or loss	(10.6)	(15.7)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	0.0
Closing balance	61.1	71.7
Recognized in profit or loss	(10.6)	(15.7)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	0.0
Deferred tax liability (asset)	(61.1)	(87.4)
Environmental rehabilitation provision
Changes in deferred tax liability (asset) [abstract]
Opening balance	4.5	11.0
Recognized in profit or loss	9.1	7.9
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	(14.4)
Closing balance	13.6	4.5
Recognized in profit or loss	9.1	7.9
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	(14.4)
Deferred tax liability (asset)	(13.6)	(11.0)
Derivative liability
Changes in deferred tax liability (asset) [abstract]
Opening balance	0.5	(0.9)
Recognized in profit or loss	(0.1)	0.9
Recognized in other comprehensive income	2.0	0.5
Divestitures, Discontinued Operations	0.0	0.0
Closing balance	2.4	0.5
Recognized in profit or loss	(0.1)	0.9
Recognized in other comprehensive income	2.0	0.5
Divestitures, Discontinued Operations	0.0	0.0
Deferred tax liability (asset)	(0.5)	(0.5)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1,150.5)	(1,260.3)
Recognized in profit or loss	(184.4)	21.4
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	88.4
Closing balance	(1,334.9)	(1,150.5)
Recognized in profit or loss	(184.4)	21.4
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	88.4
Deferred tax liability (asset)	1,150.5	1,150.5
Available-for-sale securities
Changes in deferred tax liability (asset) [abstract]
Opening balance	0.0
Recognized in profit or loss	0.4
Recognized in other comprehensive income	(2.2)
Divestitures, Discontinued Operations	0.0
Closing balance	(1.8)	0.0
Recognized in profit or loss	0.4
Recognized in other comprehensive income	(2.2)
Divestitures, Discontinued Operations	0.0
Deferred tax liability (asset)	1.8	0.0
Other
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1.2)	0.6
Recognized in profit or loss	2.2	(1.8)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	0.0
Closing balance	1.0	(1.2)
Recognized in profit or loss	2.2	(1.8)
Recognized in other comprehensive income	0.0	0.0
Divestitures, Discontinued Operations	0.0	0.0
Deferred tax liability (asset)	$ (1.0)	$ (0.6)